Income Taxes Level 4 (Details) - Presentation of the Net Deferred Tax Liability (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Current deferred income taxes (Other current assets)	$ 11	$ 7
Long-term deferred income taxes	18	21
Liabilities [Abstract]
Long-term deferred income taxes	(19)	(21)
Net deferred tax asset	10	7
net operating loss carryforward reduction	27
Valuation allowance	588	518	122	432
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	999
Tax Credit Carryforward, Amount	2
Operating Loss Carryforwards, Valuation Allowance	154
Undistributed Earnings of Foreign Subsidiaries	$ 433